Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Disaggregation of Revenue	The following table disaggregates the Group’s revenue by major type for the period ended June 30, 2019 and 2020:

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Live streaming	3,473,967	4,839,547
Advertising and others	167,972	269,645

Total	3,641,939	5,109,192

Douyu [Member]
Disaggregation of Revenue
The following table disaggregates the Group’s revenue by major type for the six months ended June 30, 2019 and 2020, respectively:

	Six Months ended June 30,
	2019	2020
	RMB	RMB
Live streaming	3,062,359,398	4,432,896,655
Advertisement	209,354,384	300,630,398
Other	90,138,741	52,660,776

Total	3,361,852,523	4,786,187,829

Schedule of Financial Statement Amounts and Balances of the VIEs
The following financial statement amounts and balances of the VIEs were included in the accompanying condensed consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB
ASSETS
Cash and cash equivalents	826,481,128	1,038,051,244
Restricted cash	42,902,719	10,702,719
Short-term bank deposits	—	210,000,000
Short-term investments	—	100,000,000
Accounts receivable, net	176,599,681	145,180,777
Prepayments	12,982,856	86,910,348
Amount due from related parties	13,431,477	14,506,399
Other current assets	82,405,807	110,159,776
Property and equipment, net	17,794,907	13,471,546
Intangible assets, net	130,272,386	141,176,528
Right-of-use assets, net	—	45,952,175
Investments	147,033,947	326,144,439
Other non-current assets	1,918,598	4,654,226

Total Assets	1,451,823,506	2,246,910,177

LIABILITIES
Accounts payable	794,266,492	1,003,180,314
Advances from customers	16,975,882	9,063,666
Deferred revenue	181,250,993	169,300,598
Accrued expenses and other current liabilities	177,228,742	145,075,307
Amounts due to related parties	59,693,186	246,941,064
Lease liabilities	—	43,926,131

Total Liabilities	1,229,415,295	1,617,487,080

	Six Months ended June 30,
	2019	2020
	RMB	RMB
Net revenue	3,334,443,811	4,733,053,396
Net income	435,102,934	890,624,128

	Six Months ended June 30,
	2019	2020
	RMB	RMB
Net cash provided by operating activities	81,657,219	692,412,433
Net cash used in investing activities	(14,473,970)	(513,042,317)
Net cash used in provided by financing activities	(1,363,044,149)	—

Schedule Of Movement In Accounts Receivable Advances From Customers And Deferred Revenue

	Accounts receivable	Advances from customers	Deferred revenue
	RMB	RMB	RMB
Opening Balance as of January 1, 2020	188,099,873	17,134,532	182,819,528
Net change	(27,489,397)	(3,859,585)	(13,518,930)

Ending Balance as of June 30, 2020	160,610,476	13,274,947	169,300,598